SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income Taxes & Value Added Tax (Details) - USD ($)		12 Months Ended
	May 01, 2016	Jul. 31, 2020	Jul. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tax payable		$ 4,004,164	$ 669,069
Penalty expense		$ 77,527
Value Added Tax rate	6.00%	6.00%